Acquisitions/Divestitures (Divestiture) (Details 3) - Microelectronics business - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations
Description of continuing involvement after transaction			The transaction included a 10-year exclusive manufacturing sourcing agreement in which GLOBALFOUNDRIES will provide server processor semiconductor technology for use in IBM Systems. The agreement provides the company with capacity and market-based pricing for current semiconductor nodes in production and progression to nodes in the future for both development and production needs. As part of the transaction, the company provides GLOBALFOUNDRIES with certain transition services, including IT, supply chain, packaging and test services and lab services. The initial term for these transition services is one to three years, with GLOBALFOUNDRIES having the ability to renew.
Period of time over which cash consideration is expected to be transferred			2 years
Discontinued operations
Discontinued Operations
Discontinued operation, period of exclusive manufacturing agreement after disposal			10 years
Pre-tax charge related to sale		$ 4,700	$ 116	$ 4,726
Impairment of long-lived assets		2,400
Total cash consideration expected to be transferred to acquiring company		1,500
Other related costs		$ 800
Cumulative pre-tax gain/(loss) on sale of business			$ 4,800
Net cash transferred	$ 515
Cash consideration payable at closing date	$ 750
Discontinued operations | Minimum
Discontinued Operations
Discontinued operation, period of continuing involvement after disposal			1 year
Discontinued operations | Maximum
Discontinued Operations
Discontinued operation, period of continuing involvement after disposal			3 years